Fair Value of Derivative Financial Instruments, Balance Sheet Classification (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Assets	$ 36.70	$ 26.00
Liabilities	17.70	6.10
Derivatives not Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Assets	5.60	3.30
Liabilities	5.60	0
Derivatives not Designated as Hedges [Member] | Foreign Exchange Contracts [Member] | Current Assets [Member]
Derivatives, Fair Value [Line Items]
Assets	5.60	3.30
Derivatives not Designated as Hedges [Member] | Foreign Exchange Contracts [Member] | Non-Current Assets [Member]
Derivatives, Fair Value [Line Items]
Assets	0	0
Derivatives not Designated as Hedges [Member] | Foreign Exchange Contracts [Member] | Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Liabilities	5.60	0
Derivatives not Designated as Hedges [Member] | Foreign Exchange Contracts [Member] | Non-Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Liabilities	0	0
Derivatives Designated as Hedges [Member] | Foreign Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Assets	31.10	22.70
Liabilities	12.10	6.10
Derivatives Designated as Hedges [Member] | Foreign Exchange Contracts [Member] | Current Assets [Member]
Derivatives, Fair Value [Line Items]
Assets	28.30	20.40
Derivatives Designated as Hedges [Member] | Foreign Exchange Contracts [Member] | Non-Current Assets [Member]
Derivatives, Fair Value [Line Items]
Assets	2.80	2.30
Derivatives Designated as Hedges [Member] | Foreign Exchange Contracts [Member] | Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Liabilities	10.40	5.70
Derivatives Designated as Hedges [Member] | Foreign Exchange Contracts [Member] | Non-Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Liabilities	$ 1.70	$ 0.40